SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 257,428	$ 234,870	$ 230,742
Work in progress	13,874		62,150
Finished goods	29,504	35,564	54,639
Total inventories	300,806	270,434	347,531
Total inventories	$ 300,806	$ 270,434	$ 347,531